Note 6 - Net Sales (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of the reconciliation between gross sales and net sales [text block]
	2020	2019 (i)	2018
Gross sales and/or services	85,221.2	76,286.6	73,628.9
Excise duty	(18,259.7)	(16,431.3)	(15,876.6)
Discounts	(8,582.5)	(7,850.2)	(7,521.0)
	58,379.0	52,005.1	50,231.3